Supplementary Financial Statement Information (Details) - Schedule of Financial Income (Expenses) ,Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Income (Expenses) ,Net [Abstract]
Exchange rate differences	$ (285)	$ (115)	$ (38)
Bank and other fees	(10)	(10)	(30)
Remeasurement of financial instruments			28
Other financing expenses		(24)	(7)
Interest on bank deposits	788	321	219
Financial income, net	$ 493	$ 172	$ 172